Equity (Tables)	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Outstanding Share Purchase Warrants and Fair Value	A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:
	Number outstanding	Weighted average exercise price	Fair value charged to profit or loss
		US$	US$
Balance – April 1, 2022	17,800,000	1.79	6,063,086
Issued for the year	14,800,000	1.05	10,176,995
Balance – March 31, 2023	32,600,000	1.58	16,240,081
Issued for the year	300,000	1.00	6,047,848
Balance – March 31, 2024	32,900,000	1.65	22,287,929

Schedule of Assumptions in Calculating the Fair Value of the Warrants	The Company’s share purchase warrants are valued by independent professional qualified valuer by using binomial option pricing models. The inputs into the model were as follows:
	As of March 31, 2024	As of March 31, 2023	As of March 31, 2022

Risk-free interest rate	3.8%	2.66%-3.80%	1.14% - 1.15%
Expected life of warrants	4 years	4-9 years	5 – 10 years
Volatility	81.89%	101.58%-121.32%	80.59% - 82.59%
Weighted average fair value per warrant (US$)	1.37	0.12-0.48	0.71 – 1.29
Risk-free interest rate	3.8%	2.66%-3.80%	22,287,929

Schedule of the Company Share Purchase Warrants Outstanding	As of March 31, 2024, the Company had share purchase warrants outstanding as follows:
	Warrants outstanding	Fair value at issue date	Fair value charged for current year	Exercise price	Weighted average remaining life
Expiry Date		US$	US$	US$	(years)
October 29, 2031	3,500,000	4,515,601	—	1	8
October 29, 2031	3,500,000	4,229,191	1,355,562	1.5	8
October 29, 2031	7,000,000	7,500,124	2,557,188	2.5	8
October 27, 2026	1,800,000	1,353,304	—	1.5	3
October 29, 2026	2,000,000	1,417,766	—	1.5	3
May 10, 2027	200,000	84,000	20,540	1.5	4
May 26, 2027	500,000	238,000	64,737	1.5	4
July 22, 2027	440,000	163,000	58,014	1	4
July 25, 2027	3,780,000	1,405,000	503,276	1	4
July 26, 2027	400,000	146,000	52,411	1	4
July 27, 2027	1,000,000	379,000	136,344	1	4
July 28, 2027	980,000	376,000	135,555	1	4
November 28, 2027	1,125,000	264,000	83,600	1	4
November 28, 2027	1,125,000	274,000	181,666	1	4
November 28, 2027	1,125,000	289,000	194,081	1	4
November 28, 2027	1,125,000	303,000	151,915	1	4
November 28, 2032	750,000	263,000	83,283	1.5	9
November 28, 2032	250,000	89,000	59,008	1.5	9
November 28, 2032	500,000	165,000	109,397	2.5	9
November 28, 2032	500,000	169,000	113,494	2.5	9
November 28, 2032	250,000	87,000	58,426	6	9
November 28, 2032	750,000	258,000	129,351	6	9
December 23, 2028	300,000	411,403	—	1	4
Total	32,900,000	24,379.389	6,047,848

Schedule of Movement of Respective Share Purchase Warrants and Issuance of Employee Share Incentive Plan	Movement of respective share purchase warrants and issuance of employee share incentive plan were shown below:
	Share purchase warrants
	2024	2023
	US$	US$
As of April 1	16,438,373	6,063,086
Additions and recognized in profit or loss	6,459,251	10,375,287
As of March 31	22,897,624	16,438,373

Schedule of 2022 Performance Incentive Plan	Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.
	Number of share award grant
	2024	2023
	US$	US$
As of April 1	1,650,000	—
Issued during the year	—	3,300,000
Exercised during the year	(1,650,000)	(1,650,000)
As of March 31	—	1,650,000

Schedule of Non-Controlling Interests	Non-controlling interest
	Taikexi	Shenzhen Guanpeng	Hangzhou Xuzhihang	Metalpha	Total
	US$	US$	US$	US$	US$
As of April 1, 2022	(530,764)	(49,055)	10,459	1,979,990	1,410,630
Profit for the year	—	—	—	389,318	389,318
Disposal of subsidiaries	530,764	49,055	(10,459)	—	569,360
Acquisition of non-controlling interests	—	—	—	(2,369,308)	(2,369,308)
As of March 31, 2023 and March 31, 2024	—	—	—	—	—